SUPPLEMENT DATED NOVEMBER 28, 2022 TO THE CURRENT
SUMMARY PROSPECTUSES AND STATUTORY PROSPECTUSES FOR:
Invesco American Franchise Fund
Invesco V.I. American Franchise Fund
(each a “Fund” and collectively the “Funds”)
This supplement amends the Summary Prospectuses and Statutory Prospectuses of the above referenced Funds and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectuses and Statutory Prospectuses and retain it for future reference.
The following information replaces in its entirety the table appearing under the heading “Management of the Fund” in the prospectuses:
Portfolio Managers	Title	Length of Service on the Fund
Ronald J. Zibelli, Jr., CFA	Portfolio Manager (lead)	2022

Ido Cohen	Portfolio Manager	2010

Erik Voss, CFA	Portfolio Manager	2010

Effective on or about June 30, 2023, Mr. Voss will no longer serve as a Portfolio Manager of the Fund.
The following information replaces in its entirety the information appearing under the heading “Fund Management – Portfolio Managers” in the Statutory Prospectuses:
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
▪
Ronald J. Zibelli, Jr., CFA (lead manager), Portfolio Manager, who has been responsible for the Fund since 2022 and has been associated with Invesco and/or its affiliates since 2019. From 2006 to 2019, Mr. Zibelli was associated with OppenheimerFunds, a global asset management firm.
▪
Ido Cohen, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010.
▪
Erik Voss, CFA, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010.
Effective on or about June 30, 2023, Mr. Voss will no longer serve as a Portfolio Manager of the Fund.
A lead or co-lead manager generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead or co-lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.
ACST-AVIF-SUMSTAT-SUP 112822
1

SUPPLEMENT DATED NOVEMBER 28, 2022 TO THE CURRENT
SUMMARY PROSPECTUSES AND STATUTORY PROSPECTUSES FOR:
Invesco Charter Fund
Invesco V.I. Core Equity Fund
(each a “Fund” and collectively the “Funds”)
This supplement amends the Summary Prospectuses and Statutory Prospectuses of each of the above referenced Funds and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectuses and Statutory Prospectuses and retain it for future reference.
The following information replaces in its entirety the table appearing under the heading “Management of the Fund” in the prospectuses:
Portfolio Managers	Title	Length of Service on the Fund
Belinda Cavazos, CFA	Portfolio Manager (lead)	2022

Magnus Krantz	Portfolio Manager	2022

Benjamin Ram	Portfolio Manager	2019

The following information replaces in its entirety the information appearing under the heading “Fund Management – Portfolio Managers” in the Statutory Prospectuses:
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
▪
Belinda Cavazos, CFA (lead manager), Portfolio Manager, who has been responsible for the Fund since 2022 and has been associated with Invesco and/or its affiliates since 2020. Prior to joining Invesco, Ms. Cavazos was employed by Boston Trust Walden from 2013 to 2020, where she served as a Managing Director and Portfolio Manager.
▪
Magnus Krantz, Portfolio Manager, who has been responsible for the Fund since 2022 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Mr. Krantz was associated with OppenheimerFunds, a global asset management firm.
▪
Benjamin Ram, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Mr. Ram was associated with OppenheimerFunds, a global asset management firm.
A lead or co-lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead or co-lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.
AEF-AVIF-SUMSTAT-SUP-1 112822
1

SUPPLEMENT DATED NOVEMBER 28, 2022 TO THE CURRENT
SUMMARY PROSPECTUSES, STATUTORY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR:
Invesco Main Street Fund®
Invesco V.I. Main Street Fund®
(each a “Fund” and collectively the “Funds”)
This supplement amends the Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information of each of the above referenced Funds and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information and retain it for future reference.
Paul Larson no longer serves as Portfolio Manager of the Funds. All references to Mr. Larson in the Summary and Statutory Prospectuses and Statements of Additional Information are hereby removed.
AEF-AVIF-SUMSTATSAI-SUP-2 112822
1

SUPPLEMENT DATED NOVEMBER 28, 2022 TO THE CURRENT
SUMMARY PROSPECTUSES AND STATUTORY PROSPECTUSES FOR:
Invesco Technology Fund
Invesco V.I. Technology Fund
(each a “Fund” and collectively the “Funds”)
This supplement amends the Summary Prospectuses and Statutory Prospectuses of the above referenced Funds and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectuses and Statutory Prospectuses and retain it for future reference.
The following information replaces in its entirety the table appearing under the heading “Management of the Fund” in the prospectuses:
Portfolio Manager	Title	Length of Service on the Fund
Ash Shah, CFA	Portfolio Manager	2022

The following information replaces in its entirety the information appearing under the heading “Fund Management – Portfolio Manager” in the Statutory Prospectuses:
The following individual is primarily responsible for the day-to-day management of the Fund’s portfolio:
▪
Ash Shah, CFA, Portfolio Manager, who has been responsible for the Fund since 2022 and has been associated with Invesco and/or its affiliates since 2019. From 2006 to 2019, Mr. Shah was associated with OppenheimerFunds, a global asset management firm.
More information on the portfolio manager may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund’s SAI provides additional information about the portfolio manager’s investments in the Fund, a description of the compensation structure and information regarding other accounts managed.
ASEF-AVIF-SUMSTAT-SUP 112822
1

SUPPLEMENT DATED NOVEMBER 28, 2022 TO THE CURRENT
SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS FOR:
Invesco Emerging Markets Select Equity Fund
(the “Fund”)
This supplement amends the Summary Prospectus and Statutory Prospectus of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus and Statutory Prospectus and retain it for future reference.
The following information replaces in its entirety the information appearing under the heading “Management of the Fund” in the prospectuses:
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)
Portfolio Manager	Title	Length of Service on the Fund
Justin Leverenz, CFA	Portfolio Manager	2022

The following information replaces in its entirety the second and third paragraphs appearing under the heading “Fund Management – The Adviser(s)” in the Statutory Prospectus:
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
The following information replaces in its entirety the information appearing under the heading “Fund Management – Portfolio Manager” in the Statutory Prospectus:
The following individual is primarily responsible for the day-to-day management of the Fund’s portfolio:
▪
Justin Leverenz, CFA, Portfolio Manager, who has been responsible for the Fund since 2022 and has been associated with Invesco and/or its affiliates since 2019. From 2004 to 2019, Mr. Leverenz was associated with OppenheimerFunds, a global asset management firm.
More information on the portfolio manager may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund’s SAI provides additional information about the portfolio manager’s investments in the Fund, a description of the compensation structure and information regarding other accounts managed.
EME-SUMSTAT-SUP 112822
1

SUPPLEMENT DATED NOVEMBER 28, 2022 TO THE CURRENT
SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS FOR:
Invesco International Select Equity Fund
(the “Fund”)
This supplement amends the Summary Prospectus and Statutory Prospectus of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus and Statutory Prospectus and retain it for future reference.
The following information replaces in its entirety the information appearing under the heading “Management of the Fund” in the prospectuses:
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)
Portfolio Managers	Title	Length of Service on the Fund
George R. Evans, CFA	Portfolio Manager	2022

Robert B. Dunphy, CFA	Portfolio Manager	2022

The following information replaces in its entirety the second and third paragraphs appearing under the heading “Fund Management – The Adviser(s)” in the Statutory Prospectus:
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
The following information replaces in its entirety the information appearing under the heading “Fund Management – Portfolio Managers” in the Statutory Prospectus:
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
▪
George R. Evans, CFA, Portfolio Manager, who has been responsible for the Fund since 2022 and has been associated with Invesco and/or its affiliates since 2019. From 1990 to 2019, Mr. Evans was associated with OppenheimerFunds, a global asset management firm.
▪
Robert B. Dunphy, CFA, Portfolio Manager, who has been responsible for the Fund since 2022 and has been associated with Invesco and/or its affiliates since 2019. From 2004 to 2019, Mr. Dunphy was associated with OppenheimerFunds, a global asset management firm.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.
ICO-SUMSTAT-SUP 112822
1

SUPPLEMENT DATED NOVEMBER 28, 2022 TO THE CURRENT
SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS FOR:
Invesco International Equity Fund
(the “Fund”)
This supplement amends the Summary Prospectus and Statutory Prospectus of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus and Statutory Prospectus and retain it for future reference.
The following information replaces in its entirety the table appearing under the heading “Management of the Fund” in the prospectuses:
Portfolio Managers	Title	Length of Service on the Fund
Clas Olsson	Portfolio Manager	2022

Brent Bates, CFA	Portfolio Manager	2022

Mark Jason, CFA	Portfolio Manager	2022

Richard Nield, CFA	Portfolio Manager	2022

The following information replaces in its entirety the information appearing under the heading “Fund Management – Portfolio Managers” in the Statutory Prospectus:
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
▪
Clas Olsson, Portfolio Manager, who has been responsible for the Fund since 2022 and has been associated with Invesco and/or its affiliates since 1994.
▪
Brent Bates, CFA, Portfolio Manager, who has been responsible for the Fund since 2022 and has been associated with Invesco and/or its affiliates since 1996.
▪
Mark Jason, CFA, Portfolio Manager, who has been responsible for the Fund since 2022 and has been associated with Invesco and/or its affiliates since 2001.
▪
Richard Nield, CFA, Portfolio Manager, who has been responsible for the Fund since 2022 and has been associated with Invesco and/or its affiliates since 2000.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.
O-IEQ-SUMSTAT-SUP 1128222
1

SUPPLEMENT DATED NOVEMBER 28, 2022 TO THE CURRENT
SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS FOR:
Invesco Main Street All Cap Fund®
(the “Fund”)
This supplement amends the Summary Prospectus and Statutory Prospectus of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus and Statutory Prospectus and retain it for future reference.
The following information replaces in its entirety the table appearing under the heading “Management of the Fund” in the prospectuses:
Portfolio Managers	Title	Length of Service on the Fund
Magnus Krantz	Portfolio Manager (lead)	2019 (predecessor fund 2014)

Joy Budzinski	Portfolio Manager	2019 (predecessor fund 2014)

Belinda Cavazos, CFA	Portfolio Manager	2022

The following information replaces in its entirety the information appearing under the heading “Fund Management – Portfolio Managers” in the Statutory Prospectus:
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
▪
Magnus Krantz (lead manager), Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Krantz managed the predecessor fund since 2014 and was associated with OppenheimerFunds, a global asset management firm, since 2009.
▪
Joy Budzinski, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Ms. Budzinski managed the predecessor fund since 2014 and was associated with OppenheimerFunds, a global asset management firm, since 2009.
▪
Belinda Cavazos, CFA, Portfolio Manager, who has been responsible for the Fund since 2022 and has been associated with Invesco and/or its affiliates since 2020. Prior to joining Invesco, Ms. Cavazos was employed by Boston Trust Walden from 2013 to 2020, where she served as a Managing Director and Portfolio Manager.
A lead or co-lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead or co-lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.
O-MSA-SUMSTAT-SUP 112822
1

SUPPLEMENT DATED NOVEMBER 28, 2022 TO THE CURRENT
SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS FOR:
Invesco Main Street Mid Cap Fund®
(the “Fund”)
This supplement amends the Summary Prospectus and Statutory Prospectus of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus and Statutory Prospectus and retain it for future reference.
The following information replaces in its entirety the table appearing under the heading “Management of the Fund” in the prospectuses:
Portfolio Managers	Title	Length of Service on the Fund
Belinda Cavazos, CFA	Portfolio Manager (co-lead)	2020

Adam Weiner	Portfolio Manager (co-lead)	2019 (predecessor fund 2012)

Matthew P. Ziehl, CFA	Portfolio Manager (co-lead)	2019 (predecessor fund 2009)

Joy Budzinski	Portfolio Manager	2019 (predecessor fund 2012)

Magnus Krantz	Portfolio Manager	2019 (predecessor fund 2012)

Raman Vardharaj, CFA	Portfolio Manager	2019 (predecessor fund 2009)

The following information replaces in its entirety the information appearing under the heading “Fund Management – Portfolio Managers” in the Statutory Prospectus:
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
▪
Belinda Cavazos, CFA (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2020. Prior to joining Invesco, Ms. Cavazos was employed by Boston Trust Walden from 2013 to 2020, where she served as a Managing Director and Portfolio Manager.
▪
Adam Weiner (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Weiner managed the predecessor fund since 2012 and was associated with OppenheimerFunds, a global asset management firm, since 2009.
▪
Matthew P. Ziehl, CFA (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Ziehl managed the predecessor fund since 2009 and was associated with OppenheimerFunds, a global asset management firm, since 2009.
▪
Joy Budzinski, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Ms. Budzinski managed the predecessor fund since 2012 and was associated with OppenheimerFunds, a global asset management firm, since 2009.
▪
Magnus Krantz, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Krantz managed the predecessor fund since 2012 and was associated with OppenheimerFunds, a global asset management firm, since 2009.
▪
Raman Vardharaj, CFA, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Vardharaj managed the predecessor fund since 2009 and was associated with OppenheimerFunds, a global asset management firm, since 2009.
A lead or co-lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead or co-lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.
O-MSM-SUMSTAT-SUP 112822
1

SUPPLEMENT DATED NOVEMBER 28, 2022 TO THE CURRENT
SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS FOR:
Invesco Rising Dividends Fund
(the “Fund”)
This supplement amends the Summary Prospectus and Statutory Prospectus of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus and Statutory Prospectus and retain it for future reference.
The following information replaces in its entirety the table appearing under the heading “Management of the Fund” in the prospectuses:
Portfolio Managers	Title	Length of Service on the Fund
Peter Santoro, CFA	Portfolio Manager (lead)	2022

Belinda Cavazos, CFA	Portfolio Manager	2020

Raman Vardharaj, CFA	Portfolio Manager	2019 (predecessor fund 2018)

The following information replaces in its entirety the information appearing under the heading “Fund Management – Portfolio Managers” in the Statutory Prospectus:
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
▪
Peter Santoro, CFA (lead manager), Portfolio Manager, who has been responsible for the Fund since 2022 and has been associated with Invesco and/or its affiliates since 2021. From 2003 to 2021, he was associated with Columbia Threadneedle Investments where he served as a Senior Portfolio Manager.
▪
Belinda Cavazos, CFA, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2020. Prior to joining Invesco, Ms. Cavazos was employed by Boston Trust Walden from 2013 to 2020, where she served as a Managing Director and Portfolio Manager.
▪
Raman Vardharaj, CFA, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Vardharaj managed the predecessor fund since 2018 and was associated with OppenheimerFunds, a global asset management firm, since 2009.
A lead or co-lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead or co-lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.
O-RISD-SUMSTAT-SUP 112822
1

SUPPLEMENT DATED NOVEMBER 28, 2022 TO THE CURRENT
SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS FOR:
Invesco Summit Fund
(the “Fund”)
This supplement amends the Summary Prospectus and Statutory Prospectus of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus and Statutory Prospectus and retain it for future reference.
The following information replaces in its entirety the table appearing under the heading “Management of the Fund” in the prospectuses:
Portfolio Managers	Title	Length of Service on the Fund
Ido Cohen	Portfolio Manager	2013

Erik Voss, CFA	Portfolio Manager	2012

Ronald J. Zibelli, Jr., CFA	Portfolio Manager	2022

Effective on or about June 30, 2023, Mr. Voss will no longer serve as a Portfolio Manager of the Fund.
The following information replaces in its entirety the information appearing under the heading “Fund Management – Portfolio Managers” in the Statutory Prospectus:
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
▪
Ido Cohen, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2010.
▪
Erik Voss, CFA, Portfolio Manager, who has been responsible for the Fund since 2012 and has been associated with Invesco and/or its affiliates since 2010.
▪
Ronald J. Zibelli, Jr., CFA, Portfolio Manager, who has been responsible for the Fund since 2022 and has been associated with Invesco and/or its affiliates since 2019. From 2006 to 2019, Mr. Zibelli was associated with OppenheimerFunds, a global asset management firm.
Effective on or about June 30, 2023, Mr. Voss will no longer serve as a Portfolio Manager of the Fund.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.
SUM-SUMSTAT-SUP 112822
1

SUPPLEMENT DATED NOVEMBER 28, 2022 TO THE CURRENT
SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS FOR:
Invesco V.I. Main Street Mid Cap Fund®
(the “Fund”)
This supplement amends the Summary Prospectus and Statutory Prospectus of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus and Statutory Prospectus and retain it for future reference.
The following information replaces in its entirety the table appearing under the heading “Management of the Fund” in the prospectuses:
Portfolio Managers	Title	Length of Service on the Fund
Belinda Cavazos, CFA	Portfolio Manager (co-lead)	2020

Adam Weiner	Portfolio Manager (co-lead)	2019

Matthew P. Ziehl, CFA	Portfolio Manager (co-lead)	2019

Joy Budzinski	Portfolio Manager	2019

Magnus Krantz	Portfolio Manager	2019

Raman Vardharaj, CFA	Portfolio Manager	2019

The following information replaces in its entirety the information appearing under the heading “Fund Management – Portfolio Managers” in the Statutory Prospectus:
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
▪
Belinda Cavazos, CFA (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2020. Prior to joining Invesco, Ms. Cavazos was employed by Boston Trust Walden from 2013 to 2020, where she served as a Managing Director and Portfolio Manager.
▪
Adam Weiner (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Mr. Weiner was associated with OppenheimerFunds, a global asset management firm.
▪
Matthew P. Ziehl, CFA (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Mr. Ziehl was associated with OppenheimerFunds, a global asset management firm.
▪
Joy Budzinski, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Ms. Budzinski was associated with OppenheimerFunds, a global asset management firm.
▪
Magnus Krantz, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Mr. Krantz was associated with OppenheimerFunds, a global asset management firm.
▪
Raman Vardharaj, CFA, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Mr. Vardharaj was associated with OppenheimerFunds, a global asset management firm.
A lead or co-lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead or co-lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.
VIMCCE-SUMSTAT-SUP 112822
1